Income taxes (Details 6) - CLP ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Taxes [Line Items]
Deferred tax assets	$ 27,197,207	$ 30,571,219
Deferred Tax Liabilities, Net	112,699,828	118,085,671
Deferred tax liability (asset)	(85,502,621)	(87,514,452)	$ (67,685,234)
Accounts receivable impairment provision [Member]
Income Taxes [Line Items]
Deferred tax assets	1,509,712	1,526,101
Other non-tax expenses [Member]
Income Taxes [Line Items]
Deferred tax assets	26,204,718	17,623,677
Benefits to staff [Member]
Income Taxes [Line Items]
Deferred tax assets	4,579,775	4,175,349
Inventory impairment provision [Member]
Income Taxes [Line Items]
Deferred tax assets	1,381,757	871,754
Severance indemnity [Member]
Income Taxes [Line Items]
Deferred tax assets	11,437,005	9,209,019
Inventory valuation [Member]
Income Taxes [Line Items]
Deferred tax assets	6,677,494	5,777,024
Intangibles [Member]
Income Taxes [Line Items]
Deferred tax assets	417,108	466,924
Deferred Tax Liabilities, Net	22,707,420	23,053,494
Other Assets [Member]
Income Taxes [Line Items]
Deferred tax assets	16,315,366	27,381,615
Unused tax losses [member]
Income Taxes [Line Items]
Deferred tax assets	21,637,825	11,658,387
Property, plant and equipment depreciation [Member]
Income Taxes [Line Items]
Deferred Tax Liabilities, Net	99,475,409	88,073,083
Agricultural operation expenses [Member]
Income Taxes [Line Items]
Deferred Tax Liabilities, Net	8,796,925	7,553,603
Manufacturing indirect activation costs [Member]
Income Taxes [Line Items]
Deferred Tax Liabilities, Net	8,594,229	7,104,468
Land [Member]
Income Taxes [Line Items]
Deferred Tax Liabilities, Net	23,473,209	27,899,218
Other liabilitiess [Member]
Income Taxes [Line Items]
Deferred Tax Liabilities, Net	12,616,189	12,520,436
Subtotal By Deferred Tax Assets [Member]
Income Taxes [Line Items]
Deferred tax assets	90,160,760	78,689,850
Deferred Tax Liabilities Offset [Member]
Income Taxes [Line Items]
Deferred tax assets	(62,963,553)	(48,118,631)
Subtotal By Deferred Tax Liabilities [Member]
Income Taxes [Line Items]
Deferred Tax Liabilities, Net	175,663,381	166,204,302
Deferred tax assets offset [Member]
Income Taxes [Line Items]
Deferred Tax Liabilities, Net	$ (62,963,553)	$ (48,118,631)